Other Receivables	12 Months Ended
Dec. 31, 2012
Other Receivables [Text Block]
4—OTHER RECEIVABLES

Other receivables consist of the following:

	December 31,
	2012	2011
Value-added taxes receivable	427	220
Research and development tax credit receivable from the French State	256	426
Research and development subsidies receivable from the French State	90	-
Personnel advances	35	37
Others	34	37
Total	842	720